One Stone Exchange (Detail) - USD ($)				12 Months Ended
	Aug. 01, 2016	Apr. 15, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016
Related Party Transaction [Line Items]
Notes payable				$ 783,000	$ 0	$ 104,000
Contribution to equity	$ 9,892,000
Share-based compensation expense (reversal of expense)				701,000	$ 891,000
PIK dividends	22,815,748
PBOs and MBOs
Related Party Transaction [Line Items]
Share-based compensation expense (reversal of expense)	$ 369,000
One Stone Exchange Agreement | Nautilus Poplar, LLC (NP)
Related Party Transaction [Line Items]
Ownership percentage, sold in period			100.00%
One Stone Exchange Agreement | Contract Termination, Termination Fee | Investor
Related Party Transaction [Line Items]
Estimate of possible loss				$ 750,000
One Stone Exchange Agreement | One Stone | Investor
Related Party Transaction [Line Items]
Cash amount received	900,000
Notes payable		$ 625,000
Basis spread on variable rate		1.00%
Interest rate				4.50%
Estimated amount due				$ 1,200,000
Disposal Group, including Discontinued Operations, Transaction Costs, Cumulative				690,000		968,000
One Stone Exchange Agreement | One Stone | Director
Related Party Transaction [Line Items]
Outstanding amount forgiven	$ 174,000
One Stone Exchange Agreement | One Stone | Nautilus Poplar, LLC (NP)
Related Party Transaction [Line Items]
Ownership percentage, sold in period			100.00%
One Stone Exchange Agreement | One Stone | Utah CO2 LLC
Related Party Transaction [Line Items]
Ownership percentage, sold in period			51.00%
One Stone Exchange Agreement | One Stone | Contract Termination, Expense Reimbursement | Investor
Related Party Transaction [Line Items]
Estimate of possible loss			$ 200,000	200,000		200,000
One Stone Exchange Agreement | One Stone | Contract Termination, Termination Fee | Investor
Related Party Transaction [Line Items]
Estimate of possible loss			$ 750,000	$ 750,000		$ 750,000
Series A Preferred Stock
Related Party Transaction [Line Items]
Percent of shares transferred			100.00%
Series A Preferred Stock | One Stone Exchange Agreement | One Stone
Related Party Transaction [Line Items]
Percent of shares transferred			100.00%